INTEREST IN ASSOCIATES - SUMMARIZED STATEMENT OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Turnover	¥ 2,966,193	¥ 2,891,179	¥ 2,360,193
Net income	72,033	78,897	70,418
Other comprehensive (loss)/income	5,580	(6,624)	(4,376)
Total comprehensive income for the year	77,613	72,273	66,042
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Ltd") [member]
Disclosure of associates [line items]
Turnover	5,008	4,746	5,644
Net income	2,191	2,022	2,543
Total comprehensive income for the year	2,191	2,022	2,543
Dividends declared by associates	1,259	1,207
Share of profit from associates	1,096	1,011	1,272
Carrying Amounts	23,728	23,886
Sinopec Finance Company Limited ("Sinopec Finance") [member]
Disclosure of associates [line items]
Turnover	4,966	4,536	3,542
Net income	2,234	1,868	1,536
Other comprehensive (loss)/income	411	(157)	(246)
Total comprehensive income for the year	2,645	1,711	1,290
Dividends declared by associates		490
Share of profit from associates	1,095	915	753
Share of other comprehensive income/(loss) from associates	201	(77)	(121)
Carrying Amounts	13,772	12,476
SIBUR
Disclosure of associates [line items]
Turnover	56,706	59,927	52,496
Net income	6,513	10,400	9,601
Other comprehensive (loss)/income	(1,435)	6,410	(260)
Total comprehensive income for the year	5,078	16,810	9,341
Dividends declared by associates	468	271	221
Share of profit from associates	651	1,040	960
Share of other comprehensive income/(loss) from associates	(144)	641	(26)
Carrying Amounts	11,125	11,086
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy") [member]
Disclosure of associates [line items]
Turnover	13,329	12,235	3,569
Net income	1,994	1,142	123
Total comprehensive income for the year	1,994	1,142	123
Dividends declared by associates	219
Share of profit from associates	773	443	48
Carrying Amounts	7,955	7,266
Caspian Investments Resources Ltd. ("CIR") [member]
Disclosure of associates [line items]
Turnover	2,334	2,856	2,563
Net income	424	583	(610)
Other comprehensive (loss)/income	151	116	(334)
Total comprehensive income for the year	575	699	(944)
Share of profit from associates	212	292	(305)
Share of other comprehensive income/(loss) from associates	76	58	(167)
Carrying Amounts	3,741	3,453
Aggregated individually immaterial associates
Disclosure of associates [line items]
Share of profit from associates	4,565	3,550	3,182
Share of other comprehensive income/(loss) from associates	(155)	(844)	¥ 569
Carrying Amounts	¥ 35,416	¥ 31,370